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Writer’s Direct Line: (858) 720-7431
jcardoso@sheppardmullin.com
August 3, 2011
Our File Number: 04BR-161132

Via EDGAR

Office of the Secretary

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:                                     Tree.com, Inc.

Post-Effective Amendment No. 4 to Registration Statement on Form S-1

Notice of Outstanding Confidential Treatment Request

Ladies and Gentlemen:

This letter is filed with a Post-Effective Amendment No. 4 to the Registration Statement of Form S-1 (File No. 333-152700) filed today by Tree.com, Inc. with the Securities and Exchange Commission.  Please be advised that Tree.com, Inc.  has a pending confidential treatment request in connection with Exhibit 2.4 (Escrow Agreement Terms) of Form 8-K filed with the Securities and Exchange Commission on May 16, 2011.  A letter dated May 16, 2011 requesting confidential treatment was submitted to the Securities and Exchange Commission separately.

Please do not hesitate to contact me if you have any questions regarding the foregoing.

Sincerely,

/s/ Jeralin R. Cardoso

Jeralin R. Cardoso

for SHEPPARD, MULLIN, RICHTER & HAMPTON LLP